 As filed with the Securities and Exchange Commission on April 3, 2003

                           Registration No 333-14005

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM N-6

                               SEC File # 811-5563

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         [X]

                        Pre-Effective Amendment No. ___                      [ ]
                        Post-Effective Amendment No. 15                      [X]
                                                    ----
                                     and/or

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      [X]
                                 Amendment No. 11                            [X]
                                              ----

                    PACIFIC SELECT EXEC SEPARATE ACCOUNT OF
                        PACIFIC LIFE INSURANCE COMPANY
                          (Exact Name of Registrant)

                        PACIFIC LIFE INSURANCE COMPANY*
                              (Name of Depositor)

                           700 Newport Center Drive
                        Newport Beach, California 92660
        (Address of Depositor's Principal Executive Offices) (Zip Code)

                                (949) 219-3743
             (Depository's Telephone Number, including Area Code)

                                Diane N. Ledger
                                Vice President
                        Pacific Life Insurance Company
                           700 Newport Center Drive
                        Newport Beach, California 92660
                    (Name and address of agent for service)

                       Copies of all communications to:

                            Jeffrey S. Puretz, Esq.
                                   Dechert
                             1775 Eye Street, N.W.
                         Washington, D.C.  20006-2401


It is proposed that this filing will become effective:

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485

[ ] on ________, pursuant to paragraph (b) of Rule 485

[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485

[ ] on ________, pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

[X] This post-effective amendment designates a new date for a previously filed post-effective amendment. Such effective date shall be April 18, 2003.

Title of securities being registered: interests in the Separate Account under Pacific Select Estate Maximizer Modified Single Premium Variable Life Insurance Policies.

Filing Fee: None

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This Post-Effective Amendment is being filed pursuant to Rule 485 (b)(1)(iii)
under the Securities Act of 1933 for the sole purpose of delaying the effective date of Post-Effective Amendment No. 14 to Registration Statement No. 333-14005 filed pursuant to Rule 485 (a) under the Securities Act of 1933 on February 6, 2003. The contents of Post-Effective Amendment No. 14 are incorporated by reference herein.

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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 15 to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated:


Signature                   Title                                Date

Thomas C Sutton*            Director, Chairman of the Board       ___________, 2003
                            and Chief Executive Officer

Glenn S. Schafer*           Director and President                ___________, 2003

Khanh T. Tran*              Director, Executive Vice President    ___________, 2003
                            and Chief Financial Officer

David R. Carmichael*        Director, Senior Vice President       ___________, 2003
                            and General Counsel

Audrey L. Milfs*            Director, Vice President and          ___________, 2003
                            Corporate Secretary

James T. Morris*            Executive Vice President              ___________, 2003

Edward R. Byrd*             Vice President and Controller         ___________, 2003

Brian D. Klemens*           Vice President and Treasurer          ___________, 2003

By:  /s/ DAVID R. CARMICHAEL
     David R. Carmichael
     as attorney-in-fact                                              April 3, 2003

(Powers of Attorney are contained as Exhibit 9 in Post-Effective Amendment No. 13 to the Registration Statement on Form S-6 for the Pacific Select Exec Separate Account, File No. 333-14005, Accession No. 0001017062-02-000854, and incorporated by reference herein.)